Other Operating Income and Other Operating Expenses - Other Operating Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Foreign exchanges losses (net)		¥ 3,976	¥ 9,310
Impairment losses		18,075
Losses on disposal of fixed assets	¥ 27,665	30,540	32,322
Other	42,455	46,181	39,539
Total	¥ 70,120	¥ 98,773	¥ 81,171